UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
New Jersey - 134.1%	$4,000	Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series B, 5.24%
		due 11/01/2027 (c)(h)	$1,573
	560	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center
		Hotel/Conference Project), Series B, 6.25% due 1/01/2037	541
	150	Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
		Bonds, 4.25% due 12/01/2025 (a)	147
	100	Mount Holly, New Jersey, Municipal Utilities Authority, Sewer Revenue Bonds, Series C, 4.50% due
		12/01/2037 (e)	98
	2,000	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034	2,004
	2,250	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District
		Project), 6.50% due 4/01/2028	2,492
	150	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.75% due 1/01/2025	150
	265	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%
		due 1/01/2038	260
	2,000	New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A, 5.50%
		due 1/01/2025	2,007
	2,500	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward
		Homestead Project), Series A, 5.80% due 11/01/2031	2,532
	1,700	New Jersey EDA, Mortgage Revenue Refunding Bonds (Victoria Health Corporation Project), Series
		A, 5.20% due 12/20/2036 (g)	1,749
	470	New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%
		due 11/15/2036	424
	250	New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125%
		due 6/15/2037	237
	500	New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5% due 9/01/2037 (a)	524
	1,000	New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT,
		Series A, 5.30% due 6/01/2015	1,028
	2,335	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%
		due 11/15/2031	2,364
Portfolio Abbreviations
To simplify the listings of BlackRock New Jersey Municipal Bond Trust's portfolio holding in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
EDA	Economic Development Authority	S/F	Single-Family
EDR	Economic Development Revenue Bonds

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$2,000	New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds (Catholic
	Health East), Series A, 5.375% due 11/15/2012 (f)	$2,190
2,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health System),
	5.625% due 7/01/2031	2,043
2,500	New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital
	System), 6% due 7/01/2012 (f)	2,774
890	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City
	Medical Center), 5.75% due 7/01/2012 (f)	982
1,110	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City
	Medical Center), 5.75% due 7/01/2025	1,157
500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas
	Health Care System), Series B, 5.92% due 7/01/2030 (h)	133
3,600	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas
	Health Care System), Series B, 5.72% due 7/01/2036 (h)	659
3,600	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas
	Health Care System), Series B, 5.79% due 7/01/2037 (h)	619
500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South Jersey
	Hospital System), 5% due 7/01/2046	496
1,000	New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh Dickinson University),
	Series D, 6% due 7/01/2025	1,044
630	New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court College Project),
	Series C, 6.50% due 7/01/2013 (f)	730
100	New Jersey State Educational Facilities Authority Revenue Bonds (Kean University), Series D, 5%
	due 7/01/2032 (b)	105
500	New Jersey State Educational Facilities Authority Revenue Bonds (Kean University), Series D, 5%
	due 7/01/2039 (b)	522
1,250	New Jersey State Educational Facilities Authority Revenue Bonds (Richard Stockton College),
	Series F, 5% due 7/01/2031 (e)	1,307
1,000	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Fairleigh Dickinson
	University), Series C, 6% due 7/01/2020	1,066
500	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Fairleigh Dickinson
	University), Series C, 5.50% due 7/01/2023	511
150	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Georgian Court
	University), Series D, 5% due 7/01/2033	144
350	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University),
	Series B, 4.25% due 7/01/2034 (b)	331

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$250	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds,
		AMT, Series T, 4.70% due 10/01/2037	$231
	1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series
		C, 4.666% due 12/15/2032 (c)(h)	378
	2,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5.25%
		due 5/15/2037 (b)	2,289
	1,500	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, 125th Series,
		5% due 4/15/2032 (c)	1,547
	125	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines,
		Inc. - LaGuardia Project), AMT, 9.125% due 12/01/2015	130
	650	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital Appreciation), Series
		A, 4.36% due 9/01/2033 (e)(h)	190
	500	Rutgers State University, New Jersey, Revenue Bonds, Series E, 5% due 5/01/2034 (b)	518
	100	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building
		Project), 5.25% due 8/15/2038 (c)	107
	2,600	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds,
		6.125% due 6/01/2012 (f)	2,904
	750	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds,
		Series 1A, 5% due 6/01/2041	628
	1,000	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds,
		Series 1B, 5.65% due 6/01/2041 (h)	100
	1,000	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5% due 12/01/2031 (a)	1,028
	1,000	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.30% due 5/15/2029 (e)	1,026
	1,500	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.375% due 5/15/2032 (e)	1,543
Puerto Rico - 14.8%	2,000	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
		Refunding Bonds, Series D, 5.25% due 7/01/2012 (f)	2,167
	1,750	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation
		Revenue Bonds, Series A, 4.34% due 7/01/2037 (a)(h)	395
	1,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation
		Revenue Bonds, Series A, 4.51% due 7/01/2043 (a)(h)	163
	1,750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due 7/01/2012 (f)	1,915
	615	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D,
		5.25% due 7/01/2027	621
		Total Municipal Bonds (Cost - $50,543) - 148.9%	52,823
		Corporate Bonds
Multi-State - 6.4%	2,000	Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (j)	2,279
		Total Corporate Bonds (Cost - $2,000) - 6.4%	2,279

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
Shares
Held	Short-Term Securities	Value
310	CMA New Jersey Municipal Money Fund, 2.96% (d)(i)	$310
	Total Short-Term Securities (Cost - $310) - 0.9%	310
	Total Investments (Cost - $52,853*) - 156.2%	55,412
	Other Assets Less Liabilities - 0.8%	299
	Preferred Shares, at Redemption Value - (57.0%)	(20,235)
	Net Assets Applicable to Common Shares - 100.0%	$35,476

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:
Aggregate cost	$52,953
Gross unrealized appreciation	$3,034
Gross unrealized depreciation	(575)
Net unrealized appreciation	$2,459
(a)	AMBAC Insured.
(b)	FGIC Insured.
(c)	FSA Insured.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net	Interest
Affiliate	Activity	Income
CMA New Jersey
Municipal Money Fund	(197)	$3
(e)	MBIA Insured.
(f)	Prerefunded.
(g)	GNMA Collateralized.
(h)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(i)	Represents the current yield as of November 30, 2007.
(j)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
•	Forward interest rate swaps outstanding as of November 30, 2007 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.975% and receive a
floating rate based on 1-week USD Bond Market
Association Rate
Broker, JPMorgan Chase
Expires January 2038	$1,700	$(58)

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock New Jersey Municipal Bond Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 16, 2008